Long-term investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term assets:
Property, plant and equipment	$ 934	$ 1,245
Cummins Westport, Inc.
Current assets:
Cash and short-term investments	85,812	91,720
Accounts receivable	2,336	10,925
Other current assets	120	0
Long-term assets:
Property, plant and equipment	934	1,245
Deferred income tax assets	22,851	28,096
Total assets	112,053	131,986
Current liabilities:
Current portion of warranty liability	19,829	25,866
Current portion of deferred revenue	21,299	22,157
Accounts payable and accrued liabilities	4,348	12,603
Current liabilities	45,476	60,626
Long-term liabilities:
Warranty liability	22,995	16,253
Deferred revenue	27,009	38,321
Other long-term liabilities	3,943	3,175
Long-term liabilities	53,947	57,749
Total liabilities	99,423	118,375
Product revenue	227,408	235,220	$ 205,235
Parts revenue	91,997	82,077	71,230
Total revenue	319,405	317,297	276,465
Cost of revenue and expenses:
Cost of product and parts revenue	228,452	207,840	199,317
Research and development	18,000	30,733	36,066
General and administrative	1,474	1,113	1,136
Sales and marketing	15,350	19,675	23,047
Foreign exchange loss	12	51	8
Bank charges, interest and other	706	609	695
Total	263,994	260,021	260,269
Income from operations	55,411	57,276	16,196
Interest and investment income	1,939	982	552
Income before income taxes	57,350	58,258	16,748
Income tax expense:
Current	8,397	16,068	4,680
Deferred	3,552	17,226	856
Income tax expense (recovery)	11,949	33,294	5,536
Income for the year	45,401	$ 24,964	$ 11,212
Deferred income tax expense	$ 13,423